Note 11 - Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Earnings Per Share [Text Block]
1
1
. Net loss per share

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per share:

	Year ended December 31,
( $ i n thousands )	201 5	201 4	201 3
Numerator:
Net loss attributable to ordinary shareholders	$(24,478)	$(22,174)	$(8,664)

Denominator:
Weighted-average ordinary shares outstanding-basic	21,781,933	17,310,148	3,830,837
Dilutive effect of ordinary share equivalents resulting from ordinary share options, ordinary share warrants and preferred ordinary shares (as converted)	—	—	—
Weighted-average ordinary shares outstanding-diluted	21,781,933	17,310,148	3,830,837

The following numbers of outstanding ordinary share options, ordinary share warrants, preferred ordinary shares (on an “as converted to ordinary shares” basis) and restricted shares and RSUs were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

	Year ended December 31,
	201 5	201 4	201 3
Options to purchase ordinary shares	1,108,240	1,194,612	1,252,790
Ordinary share warrant	—	—	19,473
Unvested restricted shares and RSUs	366,739	275,500	—